Discontinued Operations - Hotel Properties Held for Sale And Sold (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013 property	Mar. 31, 2013 property	Jun. 30, 2012 property	Jun. 30, 2013 property	Jun. 30, 2012 property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number Of Hotels Held For Sale After All Reclassifications	26			26
Number of hotels held for sale	26		26	26
Number of hotels sold	8	2	13	10	15
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ 1,358		$ 4,774	$ 1,334	$ 5,268
Super 8 Fort Madison Iowa [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				400
Super Eight Pella Iowa [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				300
Super Eight Columbus Nebraska [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				$ 600